October 30, 2001

Securities and Exchange Commission

Attention: Mr. Randolf Koch

Judiciary Plaza

450 Fifth Street N. W.

Washington, DC 20549

Re: First Funds (the "Trust")

File Nos. 811-6589

33-46374

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statements of Additional Information with respect to the above-referenced Trust effective October 29, 2001 does not differ from those filed in the post-effective amendment 26 on October 29, 2001, which was filed electronically.

Sincerely,

/s/ Russell C. Burk

Russell C. Burk

Secretary